MML SERIES INVESTMENT FUND
MML Conservative Allocation Fund
Supplement dated March 25, 2024 to the
Prospectus dated May 1, 2023 and the
Summary Prospectus dated May 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
Effective April 12, 2024, the information for Frederick Schulitz found under the heading Portfolio Manager(s) in the section titled Management (on page 10 of the Prospectus) as well as under the heading Investment Adviser in the section titled Management of the Funds on page 82 of the Prospectus, is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8086-23-01
CA-24-01

MML SERIES INVESTMENT FUND
MML Balanced Allocation Fund
Supplement dated March 25, 2024 to the
Prospectus dated May 1, 2023 and the
Summary Prospectus dated May 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective April 12, 2024, the information for Frederick Schulitz found under the heading Portfolio Manager(s) in the section titled Management (on page 19 of the Prospectus) as well as under the heading Investment Adviser in the section titled Management of the Funds on page 82 of the Prospectus, is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8086-23-02
BA-24-01

MML SERIES INVESTMENT FUND
MML Moderate Allocation Fund
Supplement dated March 25, 2024 to the
Prospectus dated May 1, 2023 and the
Summary Prospectus dated May 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective April 12, 2024, the information for Frederick Schulitz found under the heading Portfolio Manager(s) in the section titled Management (on page 28 of the Prospectus) as well as under the heading Investment Adviser in the section titled Management of the Funds on page 82 of the Prospectus, is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8086-23-03
MA-24-01

MML SERIES INVESTMENT FUND
MML Growth Allocation Fund
Supplement dated March 25, 2024 to the
Prospectus dated May 1, 2023 and the
Summary Prospectus dated May 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective April 12, 2024, the information for Frederick Schulitz found under the heading Portfolio Manager(s) in the section titled Management (on page 37 of the Prospectus) as well as under the heading Investment Adviser in the section titled Management of the Funds on page 82 of the Prospectus, is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8086-23-04
GA-24-01

MML SERIES INVESTMENT FUND
MML Aggressive Allocation Fund
Supplement dated March 25, 2024 to the
Prospectus dated May 1, 2023 and the
Summary Prospectus dated May 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective April 12, 2024, the information for Frederick Schulitz found under the heading Portfolio Manager(s) in the section titled Management (on page 46 of the Prospectus) as well as under the heading Investment Adviser in the section titled Management of the Funds on page 82 of the Prospectus, is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8086-23-05
AA-24-01

MML SERIES INVESTMENT FUND
MML American Funds Core Allocation Fund
Supplement dated March 25, 2024 to the
Prospectus dated May 1, 2023 and the
Summary Prospectus dated May 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective April 12, 2024, the information for Frederick Schulitz found under the heading Portfolio Manager(s) in the section titled Management (on page 58 of the Prospectus) as well as under the heading Investment Adviser in the section titled Management of the Funds on page 82 of the Prospectus, is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8086-23-06
AFC-24-01

MML SERIES INVESTMENT FUND
MML Conservative Allocation Fund
MML Balanced Allocation Fund
MML Moderate Allocation Fund
MML Growth Allocation Fund
MML Aggressive Allocation Fund
MML American Funds Core Allocation Fund
Supplement dated March 25, 2024 to the
Statement of Additional Information dated May 1, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The information for Frederick Schulitz found on pages B-107 through B-109 in the section titled Appendix C—Additional Portfolio Manager Information is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L8086-23-03